Cover	Sep. 18, 2024
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On September 24, 2024, Rubicon Technologies, Inc. (the “Company”) filed a Current Report on Form 8-K (the “Original Report”) with the Securities and Exchange Commission, in which the Company disclosed a change in its independent registered public accounting firm. The Original Report stated that the Company was in the process of engaging CohnReznick LLP (“CohnReznick”) to serve as the Company’s new independent registered public accounting firm, subject to final qualifications and onboarding procedures. The purpose of this Current Report on Form 8-K/A is to amend 4.01(b) of the Original Report to disclose that effective as of October 16, 2024, CohnReznick was engaged as the Company’s independent registered public accounting firm for the Company’s fiscal year ending December 31, 2024.
Document Period End Date	Sep. 18, 2024
Entity File Number	001-40910
Entity Registrant Name	RUBICON TECHNOLOGIES, INC.
Entity Central Index Key	0001862068
Entity Tax Identification Number	88-3703651
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	950 E Paces Ferry Road NE
Entity Address, Address Line Two	Suite 810
Entity Address, City or Town	Atlanta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30326
City Area Code	(844)
Local Phone Number	479-1507
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A common Stock, $0.0001 par value per share
Trading Symbol	RBTC
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false